Subsequent Events (Details Narrative) (10-K) - USD ($)						3 Months Ended		12 Months Ended
	Feb. 15, 2021	Dec. 07, 2020	Nov. 06, 2020	Oct. 14, 2020	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2020	Dec. 22, 2020
Subsequent Event [Line Items]
Number of shares issued, shares								8,062,244
Number of shares issued, value							$ 100,031	$ 100,031	$ 23,453
Share Settled Debt [Member]
Subsequent Event [Line Items]
Common stock cancelled	1,751,288
Series C Preferred Shares [Member]
Subsequent Event [Line Items]
Shares issued after conversion						762		1,573		1,539,014	96,861
Conversion of shares	286
Carrying value of shares converted	$ 286,302
Number of shares issued, shares		200	300	250	250	500
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued, shares	100
Number of shares issued, value	$ 1,340,000
Number of warrants issued	1,000,000
Number of warrants, value	$ 163,998
Series F Preferred Shares [Member]
Subsequent Event [Line Items]
Number of shares issued, shares	3,000
Number of shares issued, value	$ 731,992
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued after conversion	1,539,014
Number of shares issued, shares						115,000	191,865	191,865
Number of shares issued, value							$ 192	$ 192
Common Stock [Member] | Share Settled Debt [Member]
Subsequent Event [Line Items]
Number of shares issued, shares						7,118,548		2,363,532
Common Stock To Be Issued [Member]
Subsequent Event [Line Items]
Number of shares issued, shares	3,264,285
Number of shares issued, value	$ 52,229								$ 23,453
Common Stock To Be Issued One[Member]
Subsequent Event [Line Items]
Number of shares issued, shares	300,000
Number of shares issued, value	$ 387,000
Common Stock To Be Issued Two [Member]
Subsequent Event [Line Items]
Number of shares issued, shares	35,148
Number of shares issued, value	$ 45,341
Conversion of Common Stock to Series C Preferred Shares [Member]
Subsequent Event [Line Items]
Shares issued after conversion	18
Conversion of shares	96,861
Carrying value of shares converted	$ 18,131
Conversion of Common Stock to Series B Preferred Shares [Member]
Subsequent Event [Line Items]
Shares issued after conversion	17
Conversion of shares	1,700,000
Carrying value of shares converted	$ 95,880
Conversion of Common Stock to Series B Preferred Shares [Member] | Board of Directors [Member]
Subsequent Event [Line Items]
Shares issued after conversion	16
Conversion of shares	100,000
Carrying value of shares converted	$ 849,600
Common Stock One [Member]
Subsequent Event [Line Items]
Number of shares issued, shares	375,000
Number of shares issued, value	$ 502,500
Common Stock Two [Member]
Subsequent Event [Line Items]
Number of shares issued, shares	200,000
Number of shares issued, value	$ 268,000
Common Stock Three [Member]
Subsequent Event [Line Items]
Number of shares issued, shares	3,964,542
Number of shares issued, value	$ 180,974
Common Stock Four [Member]
Subsequent Event [Line Items]
Number of shares issued, shares	150,000
Number of shares issued, value	$ 138,750
Common Stock Five [Member]
Subsequent Event [Line Items]
Number of shares issued, shares	115,000
Number of shares issued, value	$ 60,835
Conversion of Common Stock to Series C Preferred Shares [Member]
Subsequent Event [Line Items]
Shares issued after conversion	168
Conversion of shares	695,173
Carrying value of shares converted	$ 51,999